Investment Held in Trust Account (Tables)	6 Months Ended
Dec. 31, 2020
Investment Held in Trust Account
Schedule of carrying value, excluding gross unrealized losses and fair value of held to maturity securities

	Carrying Value as of	Gross	Fair Value as of
	December 31,	Unrealized	December 31,
	2020	Losses	2020
Mutual Funds	$29,851	$—	$29,851
U.S. Treasury Securities	99,986,310	(3,310)	99,983,000
	$100,016,161	$(3,310)	$100,012,851